CONCENTRATIONS OF RISK	12 Months Ended
Sep. 30, 2025
CONCENTRATIONS OF RISK
CONCENTRATIONS OF RISK

NOTE 11. CONCENTRATIONS OF RISK

The Company is exposed to various risks arising from its business operations. The primary risks include foreign currency risk, liquidity risk, product-liability exposure, and concentration risks related to customers and suppliers.

(a) Foreign Currency Exchange Rate Risk

The Company’s operations are primarily conducted in the United States, and substantially all of its transactions are denominated in U.S. dollars. As a result, the Company’s exposure to foreign currency exchange rate risk is limited.

Although the Company has established subsidiaries in Hong Kong and Mainland China, these entities have not commenced commercial operations and have not generated revenue, and the Company has had minimal transactions denominated in foreign currencies during the years ended September 30, 2025 and 2024. Accordingly, foreign currency exchange rate risk is currently considered immaterial.

(b) Liquidity Risk

Liquidity risk refers to the Company’s ability to obtain sufficient funds to meet its obligations as they come due.

The Company has incurred recurring operating losses and continues to depend on:

•	pursuing new business arrangements and growth opportunities in the functional nutrition and health-and-wellness markets through Dagola;
•	expanding distribution channels and product offerings to increase revenues; and
•	seeking additional capital funding through promissory notes, private placements, and other financing activities.

The Company’s ability to continue operations is dependent on generating additional revenue and obtaining external financing as needed.

(c) Product Liability Exposure

The Company recognizes accruals for product-liability claims when such losses are both probable and reasonably estimable. These accruals may include claims related to defective goods, customer returns, or goods lost or damaged in transit.

Historically, the Company has experienced insignificant levels of product returns, claims, or losses. Based on past claims experience and available information:

•	Management determined that no product-liability accrual was required as of September 30, 2025 or 2024.

(d) Concentration of Customers and Vendors

Customer Concentration

The Company sells its products to a large number of individual end customers through both the Amazon Marketplace platform and the Company’s direct-to-consumer website, www.cellugizer.com.

For the years ended September 30, 2025 and 2024, no individual customer accounted for 10% or more of the Company’s total revenue.

Platform / Channel Concentration

For the year ended September 30, 2025, approximately 94.71% of the Company’s revenue was generated through the Amazon Marketplace platform, with the remaining 5.29% generated through the Company’s direct-to-consumer website, www.cellugizer.com.

For the year ended September 30, 2024, the Company’s revenue was similarly generated primarily through the Amazon Marketplace platform.

Amazon functions as a third-party distribution, payment processing, and fulfillment platform and is not considered the Company’s customer for revenue recognition purposes under ASC 606. The Company’s customers are the end purchasers of its products.

Vendor / Supplier Concentration

For the year ended September 30, 2025, three vendors accounted for 11.76%, 19.37%, and 50.71% of the Company’s total cost of sales.

For the year ended September 30, 2024, two vendors accounted for 40% and 58% of total cost of sales.